UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS SUPPLEMENTARY CASH FLOW - USD ($) $ in Thousands		Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Cash and cash equivalents		$ 115,877	$ 246,954	$ 301,486	$ 65,710
Restricted cash and short-term deposits		22,356	27,306	16,845	44,927
Restricted cash - non-current		149,603	155,627	121,206	117,488
Cash, cash equivalents, restricted cash and restricted cash equivalents	[1],[2]	$ 287,836	$ 429,887	$ 439,537	$ 228,125

[1]	Following the adoption of the amendments to ASC 230, the statement of cash flows presents the change in the period in total cash, cash equivalents and restricted cash. These amendments have been applied retrospectively for the six months ended June 30, 2017. Included within restricted cash are security deposits for our capital lease, debt facility and performance guarantees issued to the charterers.
[2]	The following table identifies the balance sheet line-items included in ‘cash, cash equivalents and restricted cash’ presented in the consolidated statements of cash flows: